FINANCIAL INSTRUMENTS AND RISKS - Fair Value Hierarchy (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial asset at fair value through profit and loss	R$ 454.5	R$ 1,914.6
Derivatives - operational hedge	273.8	599.0
Total	728.3	2,513.6
Financial liabilities at fair value through profit and loss	3,393.9	3,486.0
Derivatives - operational hedge	729.4	492.5
Total	4,123.3	3,978.5
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial asset at fair value through profit and loss	454.5	1,914.6
Derivatives - operational hedge	57.0	159.1
Total	511.5	2,073.7
Financial liabilities at fair value through profit and loss
Derivatives - operational hedge	76.1	193.4
Total	76.1	193.4
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial asset at fair value through profit and loss
Derivatives - operational hedge	216.8	439.9
Total	216.8	439.9
Financial liabilities at fair value through profit and loss
Derivatives - operational hedge	653.3	299.1
Total	653.3	299.1
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial asset at fair value through profit and loss
Derivatives - operational hedge
Total
Financial liabilities at fair value through profit and loss	3,393.9	3,486.0
Derivatives - operational hedge
Total	R$ 3,393.9	R$ 3,486.0